General information (Tables)	6 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2013	2012
A	29%	49%
B	23%	21%
C	-	11%
D	-	19%
E	38%	-